REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2013
REVERSE STOCK SPLIT [Abstract]
REVERSE STOCK SPLIT

NOTE 9 – REVERSE STOCK SPLIT

On March 6, 2014, the Company amended it Certificate of Incorporation to increase its authorized capital stock to 1,000,000,000 shares of Common Stock, par value $0.0001 per share.  In addition, the Company amended it Certificate of Incorporation to effect a reverse split of its common stock at a ratio of one share for each ten shares.